Summary of Carrying Value of Non-Impaired Fixed and Variable Rate Mortgage Loans by Debt Service Coverage Ration Distribution (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Mortgage Loans on Real Estate [Line Items]
Total	$ 614,184	$ 493,792
Non-impaired mortgage loans
Mortgage Loans on Real Estate [Line Items]
Total	614,184	493,792
Below 1.0
Mortgage Loans on Real Estate [Line Items]
Total	14,408	17,081
1.0 - 1.25
Mortgage Loans on Real Estate [Line Items]
Total	35,301	71,801
1.26 - 1.50
Mortgage Loans on Real Estate [Line Items]
Total	194,795	125,877
Above 1.50
Mortgage Loans on Real Estate [Line Items]
Total	$ 369,680	$ 279,033